UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21259
                                                     ---------

                  Promark Absolute Return Strategies Fund, LLC
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                        Promark Investment Advisors, Inc.
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                    Date of reporting period: March 31, 2009
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


             PROMARK ABSOLUTE RETURN STRATEGY FUND I
             (A Series of Promark Absolute Return Strategies Fund, LLC)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

             FINANCIAL STATEMENTS
             AS OF AND FOR THE YEAR ENDED MARCH 31, 2009

      PROMARK ABSOLUTE RETURN STRATEGY FUND I
      (A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)


      TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                           Pages

      Report of Independent Registered Public Accounting Firm                  1

      Schedule of Investments                                              2 - 4

      Statement of Assets, Liabilities and Members' Capital                    5

      Statement of Operations                                                  6

      Statements of Changes in Members' Capital                                7

      Statement of Cash Flows                                                  8

      Notes to Financial Statements                                       9 - 16

      Financial Highlights                                                    17

      Fund Management (Unaudited)                                        18 - 19

      Additional Information (Unaudited)                                      20

      Approval by the Board of Managers of the Investment
      Advisory Agreement (Unaudited)                                     21 - 23

[LOGO OMITTED]
DELOITTE.                                             DELOITTE & TOUCHE LLP
                                                      Two World Financial Center
                                                      New York, NY 10281-1414
                                                      USA
                                                      Tel: +1 (212) 436-2000
                                                      Fax: +1 (212) 436-5000
                                                      www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers of Promark Absolute Return Strategies Fund, LLC and the Members of Promark Absolute Return Strategy Fund I:

We have audited the accompanying statement of assets, liabilities and members' capital of Promark Absolute Return Strategy Fund I (the "Fund") (formerly GMAM Absolute Return Strategy Fund I) , a series of Promark Absolute Return Strategies Fund, LLC (formerly GMAM Absolute Return Strategies Fund, LLC), including the schedule of investments, as of March 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the Investment Funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Promark Absolute Return Strategy Fund I of Promark Absolute Return Strategies Fund, LLC as of March 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

May 29, 2009







                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2009
------------------------------------------------------------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                        INITIAL                    NUMBER       OF                    EXPIRATION DATE
                                      ACQUISITION                    OF      MEMBERS'      FAIR          OF LOCK-UP
                                         DATE          COST        SHARES    CAPITAL      VALUE          PERIOD(2)**   LIQUIDITY**
                                      -----------      ----        ------   ----------    ------      ---------------  -----------
  INVESTMENTS IN INVESTMENT FUNDS ^ #
  (92.57%)

  CREDIT (29.96%)
  ---------------
  Aristeia Special Investments Ltd.,
    Class A Voting Initial Series        Mar-07    $   1,818,740     1,819   0.04%    $    1,626,445        N/A          Quarterly
  Avenue Europe International Ltd.,
    Class F, Series 0306                 Aug-05      115,000,000    10,280   2.49%        94,717,951        N/A          Quarterly
  Bayview Opportunity Offshore, L.P.     Mar-08       93,215,177         *   2.38%        90,339,280       Dec-11        Quarterly
  Canyon Special Opportunities Fund
    (Cayman) Ltd.                        Sep-07      100,000,000   100,118   1.37%        52,204,435       Dec-09(4)     Quarterly
  Canyon Special Opportunities Fund II
    (Cayman) Ltd., Class A
    Initial Series                       Oct-08       65,000,000    65,000   1.71%        65,000,000(3)    Dec-09(4)     Quarterly
  Cerberus International Ltd., Class A   Dec-01       75,000,000       194   2.81%       106,823,513        N/A          Quarterly
  Gracie International Credit
    Opportunities Fund Ltd., Class D
    Series 1                             Jan-06      105,000,000    87,461   4.24%       160,986,780        N/A          Quarterly
  Greywolf Capital Overseas Fund,
    Class A Initial Series               Dec-04       68,018,240    54,316   1.77%        67,132,490        N/A          Quarterly
  Greywolf Capital Overseas Fund,
    Class S ***                          Dec-05        8,211,043     7,784   0.21%         7,911,216        (1)            N/A(1)
  King Street Capital, L.P.              Jun-02       60,448,999         *   3.22%       122,441,560        N/A          Quarterly
  King Street Capital, L.P.,
    Special Investment ***               Jan-06        4,527,225         *   0.13%         4,559,781        (1)            N/A(1)
  Regiment Capital Ltd., Class 1
    Series M                             Feb-06       58,000,000   580,000   1.66%        62,963,060        N/A           Annually
  Regiment Capital Ltd., Class 2
    Series M                             Mar-08       70,000,000   700,000   1.63%        61,894,910       Jun-10         Annually
  Silver Point Capital Offshore Fund,
    Ltd., Class H Series 242             Nov-07      105,655,518    10,571   1.90%        72,144,190       Dec-09         Annually
  Silver Point Capital Offshore Fund,
    Ltd., Class D ***                    Dec-07       14,165,131     1,416   0.27%        10,113,015        (1)            N/A(1)
  STYX International Fund, Ltd.,
    Class A, Series 1                    Apr-02      137,442,600    48,312   4.13%       156,938,783        N/A           Annually
                                                                                      --------------
                                                                                       1,137,797,409
                                                                                      --------------

  EVENT DRIVEN (9.17%)
  --------------------
  Castlerigg Offshore III Ltd.
    Non Voting                           Jan-09       19,326,924     2,597   0.49%        18,521,224        (1)            N/A(1)
  Canyon Value Realization Fund Ltd
    Cl. A DI                             Nov-08       23,110,487    23,111   0.51%        19,198,757        (1)            N/A(1)
  Canyon Value Realization Fund Ltd
    Cl. A DI2                            Dec-08       13,681,082    13,681   0.40%        15,037,263        (1)            N/A(1)
  Centaurus Alpha Fund, Ltd.,
    Voting A US $ Shares                 Dec-05       26,687,304   174,102   0.66%        25,169,033        N/A           Monthly
  Empyrean Capital Overseas Fund Ltd.,
    Class A Series 1                     Aug-04       11,375,173    11,152   0.40%        15,304,802        N/A          Quarterly
  Empyrean Capital Overseas Fund Ltd.,
    Class E Series 1                     Jul-07       32,561,410    32,561   0.83%        31,610,942       Jun-10        Quarterly
  Empyrean Capital Overseas Fund Ltd.,
    Class E1 Series 1                    Jul-07       26,845,507    37,213   0.95%        36,233,965       Jun-10        Quarterly
  Empyrean Capital Overseas Fund Ltd.,
    Special Investment ***               Nov-06        7,332,558     7,333   0.09%         3,431,345        (1)            N/A(1)
  OZ Asia Overseas Fund, Ltd.,
    Class A Series 26                    May-06       71,577,679    69,534   1.56%        59,288,651        N/A           Annually
  OZ Asia Overseas Fund, Ltd.,
    Class C ***                          May-06       14,145,513    14,146   0.25%         9,559,257        (1)            N/A(1)
  Taconic Opportunity Offshore Fund
    Ltd., Class B Series 21 NR           Jul-07      125,000,000   125,000   3.03%       114,930,072       Jun-09         Monthly
  Taconic Opportunity Offshore Fund
    Ltd., Class SP4-B-NR-Series 1        Oct-08               --     1,202   0.00%                --        (1)            N/A(1)
                                                                                      --------------
                                                                                         348,285,311
                                                                                      --------------

  LONG/SHORT EQUITY (37.25%)
  --------------------------
  Alson Signature Fund Offshore Ltd.,
    Class A Series Oct 01, 2002          Apr-04       75,000,000    58,398   2.08%        79,042,365        N/A          Quarterly
  Artis Partners Ltd., Class A
    Series 1                             Jan-04       56,121,727   426,011   2.16%        82,043,094        N/A           Monthly
  Artis Partners 2X Ltd., Class A
    Series 1                             Aug-04       20,000,000   183,310   1.02%        38,775,790        N/A           Monthly
  Black Bear Offshore Fund Limited,
    Class A                              Jan-02       22,500,000    94,535   0.79%        30,074,278        N/A          Quarterly
  Black Bear Offshore Fund Limited,
    Class A 06/08                        Jun-08        7,500,000    15,023   0.13%         4,778,793        N/A          Quarterly
  Cycladic Catalyst Fund, USD Class BB   Apr-06        6,208,027    62,080   0.03%         1,059,710        N/A          Quarterly
  Cycladic Catalyst Fund,
    Class USD SP B Shares                Jun-08        1,598,623    15,986   0.03%         1,071,877        (1)            N/A(1)
  Front Point Offshore Healthcare
    Fund, L.P.                           May-05       42,872,079         *   1.41%        53,376,725        N/A          Quarterly
  HealthCor Offshore Ltd.,
    Class A Series 1                     Jul-07      150,000,000   102,600   4.42%       167,925,878       Sep-09        Quarterly
  Ivory Offshore Flagship Fund Ltd.,
    Class A Series 1                     May-04       95,000,000   125,386   3.42%       129,872,097        N/A          Quarterly
  Ivory Offshore Flagship Fund Ltd.,
    Class A Series 08/08                 Aug-08       20,000,000    20,000   0.51%        19,498,564        N/A          Quarterly
  Lansdowne European Equity Fund Ltd.,
    Class B USD Shares
    Series 2 (01 Jan)                    Jan-06       55,000,000   324,412   1.28%        48,451,486        N/A           Monthly
  Lansdowne European Equity Fund Ltd.,
    Class B USD Shares
    Series 6 (01 Jul)                    Jul-06       10,000,000    62,331   0.24%         9,200,125        N/A           Monthly
  Lansdowne European Equity Fund Ltd.,
    Class B USD Shares
    Series 14 (01 Dec)                   Dec-05       25,000,000   206,199   0.67%        25,498,779        N/A           Monthly
  Lansdowne UK Equity Fund Limited,
    USD Shares                           Feb-07       80,000,000   297,158   2.50%        94,804,206        N/A           Monthly
  Longbow Capital International Fund,
    Ltd., Class C Series 1               Jan-06       16,446,554    16,034   0.47%        17,991,215        N/A          Quarterly
  Longbow Partners, L.P.                 Jan-06       44,500,000         *   1.28%        48,651,869        N/A          Quarterly
  Longbow Infrastructure, Ltd.,
    Class C Series 1 (2007-03-01)        Mar-07       48,733,886    47,199   1.23%        46,598,732        N/A          Quarterly
  Samlyn Offshore Ltd., Class A1
    Series 51                            Oct-07      123,000,000    98,748   3.81%       144,851,956       Dec-09      Semiannually
  Scout Capital Fund, Ltd., Class A
    Series 1                             Dec-01       59,782,813   439,820   2.36%        89,486,988        N/A          Quarterly
  Tosca Fund Ltd., USD Class A           Apr-02       30,439,773   186,867   0.53%        20,179,420        N/A          Quarterly
  TPG-Axon Partners (Offshore), Ltd.,
    Class H Series 76                    Dec-07      111,231,179   111,239   2.07%        78,557,287       Mar-10        Quarterly
  TPG-Axon Partners (Offshore), Ltd.,
    Class S ***                          Dec-08        9,234,386     9,235   0.20%         7,520,218        (1)            N/A(1)
  Viking Global Equities III Ltd.,
    Class H Series 24E                   Feb-09      100,000,000   100,000   2.73%       103,673,591       Jan-10         Monthly
  Zaxis Offshore Limited, Class A1       Nov-01       45,622,642    34,552   1.56%        59,261,241        N/A           Monthly
  Zaxis Offshore Limited, Class A66      May-08       15,000,000    15,000   0.32%        12,125,850        N/A           Monthly
                                                                                      --------------
                                                                                       1,414,372,134
                                                                                      --------------

                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                            PERCENTAGE
                                        INITIAL                    NUMBER       OF                    EXPIRATION DATE
                                      ACQUISITION                    OF      MEMBERS'      FAIR          OF LOCK-UP
                                         DATE          COST        SHARES    CAPITAL      VALUE          PERIOD(2)**   LIQUIDITY**
                                      -----------      ----        ------   ----------    ------      ---------------  -----------
  INVESTMENTS IN INVESTMENT FUNDS ^ #
  (92.57%) (CONTINUED)

  MULTI-STRATEGY (5.71%)
  ----------------------
  O'Connor Global Multi-Strategy
    Alpha Limited, Class M Series 1      Oct-01    $  88,441,004    86,889   3.12%    $  118,572,569        N/A          Quarterly
  Shepherd Investments International
    Limited, Class B                     Jan-02       70,637,707   104,585   2.09%        79,374,538        N/A          Quarterly
  Shepherd Investments International
    Limited, Class S ***                 Feb-06       26,340,987   475,156   0.50%        18,967,438        (1)           N/A (1)
                                                                                      --------------
                                                                                         216,914,545
                                                                                      --------------

  RELATIVE VALUE (8.67%)
  ----------------------
  AQR Global Stock Selection HV
    Offshore Fund Ltd., Class E
    Series Initial                       Nov-06       50,000,000       500   0.97%        36,827,621        N/A          Quarterly
  AQR Global Stock Selection HV
    Offshore Fund Ltd., Class E
    Series 06 2007                       Jun-07       10,000,000        86   0.16%         6,209,890       Jun-09        Quarterly
  Aristeia International Limited,
    Class A Voting                       Mar-03       55,205,046    99,801   1.67%        63,294,811        N/A          Quarterly
  Bridgewater Pure Alpha Fund I,
    Class B Lead Series                  Jun-06      105,000,000    55,541   3.01%       114,078,570        N/A           Monthly
  Goldman Sachs Global Alpha Fund Plc.,
    Class C Series 1                     Mar-06       75,000,000   448,646   1.18%        44,872,405        N/A          Quarterly
  Renaissance Institutional Equities
    Fund, LLC, Series B                  May-06       75,000,000         *   1.68%        63,771,258        N/A           Monthly
                                                                                      --------------
                                                                                         329,054,555
                                                                                      --------------

  TRADING (1.81%)
  ---------------
  Nias Futures Fund Ltd., Class A
    Series 2 (February 2009)             Feb-09       70,000,000    70,000   1.81%        68,869,052        N/A          Quarterly
                                                                                      --------------


  TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ #
  (92.57%)                                        $3,349,562,743                      $3,515,293,006

  INVESTMENT IN SHORT-TERM SECURITIES (4.65%)

  JP Morgan Chase Nassau Time Deposit                176,643,855                         176,643,855
                                                  --------------                      --------------

  TOTAL INVESTMENTS (97.22%)                      $3,526,206,598                       3,691,936,861
                                                  ==============                      --------------

  OTHER ASSETS IN EXCESS OF LIABILITIES (2.78%)                                          105,522,590
                                                                                      --------------

  MEMBERS' CAPITAL (100.00%)                                                          $3,797,459,451
                                                                                      ==============

                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (CONCLUDED)
--------------------------------------------------------------------------------

    INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL     PERCENT OF
                                                                 MEMBERS'
    STRATEGY ALLOCATION                                           CAPITAL
    ----------------------------------------------------------------------------
    Credit                                                        29.96%
    Event Driven                                                   9.17%
    Long/Short Equity                                             37.25%
    Multi-Strategy                                                 5.71%
    Relative Value                                                 8.67%
    Trading                                                        1.81%
                                                                ----------
    Total Investments in Investment Funds                         92.57%
                                                                ==========

#   Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of March 31, 2009 was $3,349,562,743 and $3,515,293,006, respectively.
*   Security is a partnership that does not issue shares.
**  See Note 8 to the financial statements.
*** Multiple side pocket investments aggregated under the same Investment Fund.


(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund. See discussion in Note 8 to the financial statements.

(2) Investments in Investment Funds may be composed of multiple tranches. The Expiration Date of Lock-Up Period relates to the earliest date after March 31, 2009 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Expiration Date of Lock-Up Period. Redemptions from Investment Funds may be subject to fees.

(3) Canyon Special Opportunities Fund II (Cayman), Ltd. (CSOF II) and Canyon Special Opportunities Fund (Cayman), Ltd. (CSOF) invest in Canyon Special Opportunities Master Fund (Cayman), Ltd. (Master Fund). CSOF II invests in senior preferred shares and CSOF invests in common shares of the Master Fund.

(4) The investment advisor of CSOF and CSOF II has the ability to extend the Lock-Up Period to December 2010.






                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
MARCH 31, 2009
----------------------------------------------------------------------------------------------

ASSETS
Investments in Investment Funds, at fair value (cost $3,349,562,743)            $3,515,293,006
Investment in short-term securities (cost $176,643,855)                            176,643,855
Receivable from redemptions of investments in Investment Funds                     116,178,678
Interest receivable                                                                      3,740
                                                                                --------------
          Total assets                                                           3,808,119,279
                                                                                --------------

LIABILITIES
Management fee payable                                                               9,414,903
Accounting and administration fee payable                                              200,189
Board of Managers' fee payable                                                          69,602
Other accrued expenses payable                                                         975,134
                                                                                --------------
          Total liabilities                                                         10,659,828
                                                                                --------------

MEMBERS' CAPITAL                                                                $3,797,459,451
                                                                                ==============

MEMBERS' CAPITAL:
       Represented by:
          Capital                                                               $3,726,801,661
          Net unrealized appreciation on investments                               165,730,263
          Accumulated net realized gain on investments                              64,672,449
          Accumulated net investment loss                                         (159,744,922)
                                                                                --------------
MEMBERS' CAPITAL                                                                $3,797,459,451
                                                                                ==============






                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2009
----------------------------------------------------------------------------------------------

INVESTMENT INCOME:
       Interest                                                                  $   1,366,962
                                                                                 -------------
       Total investment income                                                       1,366,962
                                                                                 -------------


EXPENSES:
       Management fee                                                               39,727,870
       Accounting and administration fee                                               810,716
       Professional fee                                                                922,000
       Board of Managers' fee                                                           75,000
       Other expenses                                                                  931,212
                                                                                 -------------
       Total expenses                                                               42,466,798
                                                                                 -------------

NET INVESTMENT LOSS                                                                (41,099,836)
                                                                                 -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS IN
       INVESTMENT FUNDS
       Net realized loss on investments in Investment Funds                        (30,568,303)
       Net change in unrealized appreciation on investments in Investment Funds   (482,756,828)
                                                                                 -------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS IN
       INVESTMENT FUNDS                                                           (513,325,131)
                                                                                 -------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                   $(554,424,967)
                                                                                 =============






                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
-------------------------------------------------------------------------------------------------------


                                                                     For the                 For the
                                                                   Year Ended              Year Ended
                                                                 March 31, 2009          March 31, 2008
                                                                 --------------          --------------

MEMBERS' CAPITAL, BEGINNING OF YEAR                              $4,181,884,418          $3,108,156,779


     Capital contributions                                          170,000,000           1,152,505,875

     Capital withdrawals                                                     --             (47,505,875)

     Net investment loss                                            (41,099,836)            (37,418,106)

     Net realized gain (loss) on investments in Investment Funds    (30,568,303)             29,693,242

     Net change in unrealized appreciation on investments
           in Investment Funds                                     (482,756,828)            (23,547,497)
                                                                 --------------          --------------

MEMBERS' CAPITAL, END OF YEAR                                    $3,797,459,451          $4,181,884,418
                                                                 ==============          ==============


ACCUMULATED NET INVESTMENT LOSS                                  $ (159,744,922)         $ (118,645,086)
                                                                 ==============          ==============






                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2009
-----------------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' Capital derived from operations                                      $(554,424,967)
      Adjustments to reconcile net decrease in Members' Capital derived from operations to net cash used in operating activities:
                Purchases of investments in Investment Funds                                   (638,557,668)
                Proceeds from redemption of investments in Investment Funds                     580,440,138
                Purchases of investments in short-term securities, net                          (70,600,306)
                Net realized loss on investments in Investment Funds                             30,568,303
                Net change in unrealized appreciation on investments in Investment Funds        482,756,828
                Decrease in interest receivable                                                     211,299
                Decrease in management fee payable                                                 (870,902)
                Decrease in accounting and administration fee payable                                (4,340)
                Decrease in Board of Managers' fee payable                                              (79)
                Increase in other accrued expenses                                                  481,694
                                                                                              -------------
                Net cash used in operating activities                                          (170,000,000)
                                                                                              -------------

CASH FLOW FROM FINANCING ACTIVITIES
      Capital contributions                                                                     170,000,000
      Capital withdrawals                                                                                --
                                                                                              -------------
                Net cash provided by financing activities                                       170,000,000
                                                                                              -------------

NET CHANGE IN CASH                                                                                       --

CASH AT BEGINNING OF YEAR                                                                                --
                                                                                              -------------

CASH AT END OF YEAR                                                                           $          --
                                                                                              =============

SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING ACTIVITIES:
      In-kind redemption of investments in Investment Funds                                   $  61,622,596
                                                                                              =============






                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - AS OF AND FOR THE YEAR ENDED MARCH 31, 2009
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Promark Absolute Return Strategies Fund, LLC (the "Company"), formerly known as GMAM Absolute Return Strategies Fund, LLC, was organized as a Delaware limited liability company on June 13, 2001. In November, 2002, the Company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The interests in the Company are not registered under the Securities Act of 1933, as amended. The Company is organized to offer one or more series of membership interests (each a "Fund" and collectively the "Funds"). The Managers (as defined below) on behalf of the Company may create one or more Funds (and one or more classes of equity membership and/or debt interests in any Fund or Funds) at any time without the approval of the persons who have purchased interests in any Fund ("Members"). Each Fund will have such relative rights, powers and duties, and invest in such securities and other instruments and assets, as the Managers shall deem proper, including rights, powers and duties senior or subordinate to other Funds.

     The Company has created Promark Absolute Return Strategy Fund I, a series of the Company ("Fund I"), formerly known as GMAM Absolute Return Strategy Fund I, which commenced operations on June 26, 2001. The investment advisor for Fund I is Promark Investment Advisors, Inc. (the "Advisor"), formerly known as General Motors Investment Management Corporation, an indirect wholly owned subsidiary of General Motors Corporation ("General Motors"). The Advisor manages the investment activities of Fund I pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the Company.

     Fund I seeks to achieve its objectives through the allocation of capital among selected investment managers (the "Portfolio Managers") or the investment funds that they manage ("Investment Funds"). Fund I primarily invests in Investment Funds and currently does not have any separate account arrangements with Portfolio Managers. Responsibility for the overall management and supervision of the operations of the Company is vested in the persons or entities ("Managers") that serve as the Board of Managers of the Company ("Board of Managers").

     The Board of Managers has considered the Advisor's financial resources in light of recent events with respect to the Advisor's ultimate parent company, General Motors, and General Motors's viability as a going concern, and concluded that the Advisor's financial resources were not considered to be dependent upon General Motors, and that the Advisor would be able to continue as a going concern to meet any foreseeable obligations under the Investment Advisory Agreement and thus there will be no impact to the Company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - Fund I values its investments in Investment Funds at fair value, which is provided by the Portfolio Managers or the Investment Funds. Under procedures established by the Board of Managers, the Advisor conducts periodic reviews of the valuation methodology used by Portfolio Managers or Investment Funds to ascertain that they utilize readily available market values and otherwise follow fair value procedures that the Advisor reasonably believes are consistent with those set forth in its own valuation policies and procedures in determining its net asset value. Where estimates are used in determining the net asset value, there may be a material

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - AS OF AND FOR THE YEAR ENDED MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENT VALUATION - INVESTMENTS IN INVESTMENT FUNDS - (CONTINUED) - difference from the values that would exist in a ready market due to the inherent subjectivity of these estimates. The valuations provided by the Portfolio Managers and the Investment Funds have been determined pursuant to the valuation policies of the respective Portfolio Manager or Investment Funds' management and cannot be independently confirmed by either the Advisor or the Board of Managers. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of Fund I's valuation. As a general matter, the fair value of Fund I's interest in an Investment Fund represents the amount that Fund I could reasonably expect to receive from an Investment Fund if Fund I's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that Fund I believes to be reliable.

     If the Advisor determines that the most recent value reported by the Portfolio Manager or Investment Fund does not represent fair value or if the Portfolio Manager or the Investment Fund fails to report a value to Fund I, a fair value determination is made under procedures established by and under the general supervision of the Board of Managers. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. As of March 31, 2009, the investment in one Investment Fund of approximately $19 million is valued in such manner.

     Effective April 1, 2008, Fund I adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that Fund I would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of Fund I's investments. The inputs are summarized in the three broad levels listed below:

         -- Level 1 - quoted prices in active markets for identical securities -- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         --  Level 3 - significant   unobservable  inputs  (including  Fund  I's
                       assumptions in determining the fair value of Investment Funds)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - AS OF AND FOR THE YEAR ENDED MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     The following is a summary of the inputs used as of March 31, 2009, in valuing Fund I's assets carried at fair value:

     ---------------------------------------------------------------------------
                                       Investments in           Other Financial
     Valuation Inputs                 Investment Funds            Instruments*
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     Level 1                           $           --            $         --
     ---------------------------------------------------------------------------
     Level 2                                       --             176,643,855
     ---------------------------------------------------------------------------
     Level 3                            3,515,293,006                      --
     ---------------------------------------------------------------------------
     TOTAL                             $3,515,293,006            $176,643,855
     ---------------------------------------------------------------------------

     * Other financial instruments include short-term securities.

     FAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

     --------------------------------------------------------
                                       Investments in
                                      Investment Funds
     --------------------------------------------------------

     --------------------------------------------------------
     Balance as of April 1, 2008       $3,964,114,091
     --------------------------------------------------------
     Net realized gain (loss)             (30,568,303)
     --------------------------------------------------------
     Net change in unrealized
     appreciation (depreciation)         (482,756,828)
     --------------------------------------------------------
     Net purchases (sales)                 64,504,046
     --------------------------------------------------------
     Net transfers in (out) of Level 3             --
     --------------------------------------------------------
     Balance as of March 31, 2009      $3,515,293,006
     --------------------------------------------------------

     --------------------------------------------------------
     Net change in unrealized
     appreciation/(depreciation)
     on assets still held as of
     March 31, 2009                    $ (415,830,660)
     --------------------------------------------------------

     In October 2008, the FASB issued FASB Staff Position Statement of Financial Accounting Standards No. 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET WHEN THE MARKET FOR THAT ASSET IS NOT ACTIVE ("FSP FAS 157-3"), to help constituents measure fair value in markets that are not active. FSP FAS 157-3 is consistent with the joint press release the FASB issued with the Securities and Exchange Commission on September 30, 2008, which provides general clarification guidance on determining fair value under Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, when markets are inactive. FSP FAS 157-3 was effective upon issuance, including prior periods for which financial statements had not been issued. The adoption of FSP FAS 157-3 did not have a material impact on Fund I's financial statements.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - AS OF AND FOR THE YEAR ENDED MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     In April 2009, the FASB issued FASB Staff Position Statement of Financial Accounting Standards No. 157-4, DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP FAS 157-4") which supersedes FSP FAS 157-3 and is effective for annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. FSP FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly, and requires enhanced disclosures. The adoption of FSP FAS 157-4 is not expected to have a material impact on Fund I's financial statements.

     INVESTMENT VALUATION - INVESTMENT IN SHORT-TERM SECURITIES - Fund I values its investments in short-term securities at cost, which approximates fair value and records the accrued interest separately as a receivable.

     INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME - Investment transactions are recorded on a trade date basis. Dividend income and distributions from Investment Funds are recorded on ex-date. Interest income is recognized on an accrual basis.

     Net realized gains or losses are recognized when Fund I redeems or partially redeems its interest in an investment. In determining the net gain or loss on redemption of investments in Investment Funds, the cost of such investments is determined on the average cost basis.

     NET ASSET VALUATION - Fund I's net asset value as of the end of each month is determined, generally, within 30 business days of the last day of that month. All valuations are net of expenses, including accrued management fees and performance fees or allocations payable to the Portfolio Managers.

     FUND EXPENSES - Fund I bears all of its operating expenses other than those specifically required to be borne by the Advisor or other party pursuant to the Investment Advisory Agreement or other agreement with the Company. The Advisor is entitled to reimbursement from Fund I for any expenses that it pays on behalf of Fund I.

     INCOME TAXES - Fund I is treated as a partnership for federal, state and local income tax purposes, and, as such, taxes are the responsibility of the individual Members. Therefore, no provision for the payment of federal, state or local income taxes has been made.

     In July  2006,  the FASB  issued  Interpretation  No.  48,  Accounting  for
     Uncertainty in Income Taxes-an interpretation of FASB Statement No. 109 ("FIN 48"). Effective April 1, 2008, Fund I adopted FIN 48. FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Company. For the year ended March 31, 2009, the Company did not have a liability for any unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. For the year ended March 31, 2009, the Company did not incur any interest or penalties. Open tax years are 2004 to 2008 that remain subject to examination by tax jurisdictions where Fund I is organized and

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - AS OF AND FOR THE YEAR ENDED MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES - (CONTINUED) - makes investments. Fund I is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates and assumptions, by their nature, are based on judgments and available information. Actual results could differ from these estimates and assumptions, and the differences could be material.

3.   ALLOCATION OF PROFITS AND EXPENDITURES

     As of the last day of each fiscal period, the net profit or net loss (as defined in the Company's Amended and Restated Limited Liability Company Agreement (the "Agreement")) for the fiscal period for Fund I shall be allocated among and credited to or debited against the capital accounts of the Members in accordance with their respective investment percentages in Fund I for such fiscal period.

     Except as otherwise provided for in the Agreement, any expenditures payable by Fund I, to the extent determined by the Board of Managers to have been paid or withheld on behalf of, or by reason of particular circumstances applicable to, one or more but fewer than all of the Members, shall be charged to only those Members on whose behalf such payments are made or whose particular circumstances gave rise to such payments. These charges shall be debited to the capital accounts of such Members as of the close of the fiscal period during which any such items were paid or accrued by such Fund.

4.   RELATED PARTY TRANSACTIONS

     The Advisor serves as a fiduciary to First Plaza Group Trust II ("Trust II"), successor to First Plaza Group Trust ("Trust I"), and General Motors Welfare Benefit Trust, each of which owns approximately 88% and 11%, respectively, of Fund I as of March 31, 2009. Trust II is a group trust representing various employee benefit plans, including plans of General Motors and its affiliates and/or former affiliates. General Motors Welfare Benefit Trust is a welfare benefit trust representing employee welfare benefit plans of General Motors hourly employees.

     Effective  October  1,  2008,  the  interest  in Fund I held by Trust I was transferred  to  Trust  II as  part of an  overall  change  in the  trust's custodian and trustee. The transfer did not affect the underlying beneficial owners of Fund I for which Trust I was, and Trust II remains, the record holder nor did it affect the total investment in Fund I held on behalf of such beneficial owners.

     MANAGEMENT FEE - The Company receives investment management and advisory services under the Investment Advisory Agreement that provides for a fee, calculated monthly, to be paid quarterly to the Advisor at an annual rate of 1.00% of Fund I's net assets. The Advisor may, in its discretion or as required by applicable law, reimburse or offset the fees incurred by a Member that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - AS OF AND FOR THE YEAR ENDED MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     BOARD OF MANAGERS' FEES - Each member of the Board of Managers who is not an "interested person" of the Company, as defined in the 1940 Act (the "Independent Managers"), receives an annual retainer of $20,000 plus a fee of $5,000 for each board meeting attended in person or $2,500 for each board meeting attended telephonically. Currently, one Manager is an "interested person" of the Company. The Company reimburses those Independent Managers for all reasonable out-of-pocket expenses incurred by them in performing their duties.

5.   ADMINISTRATIVE SERVICES

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC Inc., serves as the administrative, accounting and investor servicing agent to Fund I and in that capacity provides certain administrative, accounting, record keeping and investor related services. PNC receives a monthly fee based upon Fund I's net assets at the beginning of each month after taking into account any capital contribution made on the first business day of the month, subject to minimum monthly fees.

6.   INVESTMENTS IN INVESTMENT FUNDS

     The Investment Funds pay asset-based management fees to Portfolio Managers generally ranging from 1.00% to 2.00% annually of the net assets of the Investment Funds. Additionally, the Portfolio Managers generally receive incentive fees or incentive allocations of generally up to 20% of the Investments Funds' net profits. These management and incentive fees (as well as other expenses of the Investment Funds) are accounted for in the valuations of the Investment Funds (which are reported in these financial statements net of such fees) and are not included in management fee on the Statement of Operations.

     Total purchases and redemptions of investments in Investment Funds by Fund I for the year ended March 31, 2009 amounted to $638,557,668 and $574,053,622, respectively. In addition, there was an in-kind redemption of investments in Investment Funds in the amount of $61,622,596.

7.   TAX

     The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to Fund I from the Investment Funds. The allocated taxable income has not been provided to Fund I for all of the Investment Funds as of March 31, 2009. As such, the tax basis of investments in Investment Funds is listed below adjusted by using the most recent available taxable income adjustment allocated to Fund I as of September 30, 2008.

                                                   TAX BASIS       BOOK BASIS
                                                   ---------       ----------
     Cost basis                                 $3,455,267,548   $3,349,562,743
     Gross unrealized appreciation                 372,353,094      454,489,910
     Gross unrealized depreciation                (312,327,636)    (288,759,647)
     Net unrealized appreciation on investments     60,025,458      165,730,263

     Each Member of Fund I as of March 31, 2009 is organized and created as a tax-exempt trust under Section 501(a) of the Internal Revenue Code of 1986, as amended.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - AS OF AND FOR THE YEAR ENDED MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

8.   CREDIT, LIQUIDITY AND MARKET RISK

     Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from redemptions or subject to fees for redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny satisfying a redemption request depending on the Investment Fund's governing agreements. Additionally, liquidity in Investment Funds may be limited due to a "gate" that may be imposed by the Investment Fund. Gates are imposed to prevent disorderly withdrawals from the Investment Funds, and may limit the amount of capital allowed to be redeemed on any respective liquidity date. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds' net assets or in the case of an investor level gate, when a redemption request exceeds a specified percentage of the investor's investment.

     Some of the Investment Funds may acquire assets or securities which lack readily assessable market values, are less liquid or should be held until the resolution of a special event or circumstance. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, which are liquidated separately, potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in side pocket arrangements, or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment promptly. In such cases, during the period until Fund I fully liquidates its interest in the Investment Fund, the value of its investment would fluctuate.

     As of  March  31,  2009,  approximately  34% of  Fund  I's  investments  in
     Investment  Funds  are  not  yet  redeemable,  and an  additional  39%  are redeemable with various restrictions, including potential gates or redemption fees.

     Fund I may maintain cash in high-quality, short-term cash equivalents which may not be federally insured. For the year ended March 31, 2009, Fund I has not experienced any losses in such accounts.

9.   REPURCHASE OF COMPANY INTERESTS

     No Member will have the right to require Fund I or the Company to redeem such Member's interest in Fund I. There is no public market for interests in Fund I and none is expected to develop. Consequently, Members may not be able to liquidate their investment other than as a result of repurchases of interests as described below.

     The Board of Managers may, from time to time and in its sole discretion, determine to cause Fund I to repurchase interests or portions of interests in Fund I from Members pursuant to written tenders by Members as and to the extent provided for in the Agreement.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

NOTES TO FINANCIAL STATEMENTS - AS OF AND FOR THE YEAR ENDED MARCH 31, 2009 (CONCLUDED)
--------------------------------------------------------------------------------

10.  UNDERLYING FUNDS

     As of March 31, 2009, Fund I does not have any investments in Investment Funds exceeding 5% of Fund I's net assets. Fund I is not able to obtain information about the specific investments held by some of the Investment Funds due to a lack of available data.

11.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which Fund I invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return swap contracts. Fund I's risk of loss in these Investment Funds is limited to the value of the investments reported by the Investment Funds. Fund I itself does not invest in securities with off-balance sheet risk.

12.  SUBSEQUENT EVENTS

     During the period April 1, 2009 through May 1, 2009, there were no additional capital contributions.

13.  INVESTMENT COMMITMENTS

     As of March 31, 2009, Fund I had an unfunded investment commitment to an Investment Fund of $32,165,211.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following represents the ratios to average Members' capital and other supplemental information for the following periods:


                                            Year               Year                Year                 Year              Year
                                           Ended              Ended               Ended                Ended             Ended
                                       March 31, 2009     March 31, 2008      March 31, 2007       March 31, 2006    March 31, 2005
                                       --------------------------------------------------------------------------------------------
Total Return (1)                           (13.04)%            (0.13)%               9.20%               11.15%             4.43%
Members' capital, end
  of year (000)                          $3,797,459         $4,181,884          $3,108,157           $2,580,788        $1,933,318
Portfolio Turnover                              15%                 8%                 12%                  16%                9%

Annualized ratios to
  average Members' capital: (2)


Operating expenses                            1.07%              1.08%               1.10%                1.07%             1.07%


Net investment loss                         (1.03)%            (1.01)%             (0.98)%              (0.99)%           (1.06)%



     (1) Total return assumes a purchase of an interest in Fund I on the first day and a sale of the interest on the last day of the period noted. Returns are geometrically linked based on capital cash flow dates during the reporting period. An individual Member's results may vary from these results based on the timing of capital transactions.

     (2) Average Members' capital is measured using the weighted average Members' capital at each cash flow date.






                 See Accompanying Notes to Financial Statements

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers and officers of the Company is set forth below.


Name, Age, Address,            Principal Occupation                       Number of Affiliated    Other
Position with the Company      During the Past Five                       Funds Overseen by       Directorships
and Length of Time Served      Years                                      Manager                 Held
----------------------------   ---------------------------------------    --------------------    ----------------------------------

BOARD OF MANAGERS

Nancy C. Everett*, 54          Chairman, Chief Executive                  None                    Emerging Market
New York, NY                   Officer ("CEO") and Chief                                          Growth Fund, Inc.
Manager, President, and        Investment Officer ("CIO")                                         Promark Trust Bank,
Chief Executive Officer        Promark Investment Advisors,                                       N.A.
Since March 2, 2006            Inc. ("Promark") (formerly
                               General Motors Investment
                               Management Corporation) (April
                               2006-Present); President, CEO
                               and CIO, Promark (January 2006-
                               March 2006); CIO, Promark (June
                               2005-December 2005); CIO of
                               Virginia Retirement System
                               (2001-2005)


Charles A. Hurty, 65           Independent Consultant                     None                    Citigroup Alternative
Darien, CT                     (2001-Present); Partner,                                           Investments Multi-
Manager                        KPMG (1968-2001)                                                   Adviser Hedge Fund
Since November 25, 2002                                                                           Portfolios, LLC
                                                                                                  (1 portfolio);
                                                                                                  CSFB Alternative
                                                                                                  Investments Fund
                                                                                                  (6 portfolios);
                                                                                                  iShares, Inc. and
                                                                                                  iShares Trust
                                                                                                  (175 portfolios)


Robert E. Shultz, 69           Advisory Board, Altrushare                 None                    LIM Asia Multi-strategy
Wilton, CT                     Securities (2005-Present);                                         Fund; LIM AIS-DMA
Manager                        Advisory Board, Advanced                                           Program Fund
Since November 25, 2002        Portfolio Management
                               (2004-Present); Member
                               Investment Committee, Ascension
                               Health (2004-Present); Member
                               Investment Committee, Christian
                               Brothers Investment Services
                               (2001-Present); Member
                               Investment Committee, Town of
                               Wilton, CT (2007-Present);
                               Member Financial Advisory
                               Panel, Aerospace Corp.
                               (2007-Present)


* Manager who is an "interested person" of the Company, as defined in the 1940 Act.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

FUND MANAGEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

Information pertaining to the officers of the Company is continued below.


Name, Age, Address,            Principal Occupation                       Number of Affiliated
Position with the Company      During the Past Five                       Funds Overseen by       Directorships
and Length of Time Served      Years                                      Manager                 Held
----------------------------   ---------------------------------------    --------------------    ----------------------------------

OFFICERS

Stephanie M. Nichols, 38       Associate Counsel and                      None                    None
Boston, MA                     Vice President, PNC Global
Secretary                      Investment Servicing (U.S.) Inc.,
Since February 28, 2008        formerly PFPC Inc. (2008);
                               Assistant Vice President and
                               Counsel, State Street Bank &
                               Trust Co. (1997-2004)


David Hartman, 44              Vice President & General                   None                    None
New York, NY                   Counsel, Promark (2005-Present),
Assistant Secretary            Staff Attorney, Promark (2001-
Since November 25, 2002        2005)


Merryl Hoffman, 47             Assistant General Counsel,                 None                    None
New York, NY                   Promark (2002-Present)
Assistant Secretary
Since November 21, 2005


Charles G. Preseau, 47         Chief Financial Officer &                  None                    None
New York, NY                   Treasurer, Promark
Treasurer &                    (2006-Present); Vice President-
Principal Financial Officer    Finance & Treasurer, Promark
Since August 1, 2006           (2004-2006); Assistant Controller,
                               General Motors Acceptance
                               Corporation (1999-2004)


Mary A. Mullin, 55             Chief Compliance Officer,                  None                    None
New York, NY                   Promark (2005-Present);
Chief Compliance Officer       Compliance Executive, Asset
Since November 21, 2005        Management Group, Bank of
                               America (2002-2005)

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

ADDITIONAL INFORMATION (UNAUDITED)
MARCH 31, 2009
--------------------------------------------------------------------------------

PROXY VOTING

A description of Fund I's Proxy Voting Policies and Procedures and Fund I's portfolio securities voting record for the period July 1, 2007 through June 30, 2008 is available on the Securities and Exchange Commission's ("SEC") web site at www.sec.gov. These are found on the site under "Filings and Forms - Search for Company Filings" and then "Company or fund name" and may also be obtained at no additional charge by calling collect 302-791-2595.


FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS ("FORM N-Q")

Fund I files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fund I's Form N-Q is available on the SEC's web site at www.sec.gov (by conducting a "Search for Company Filings") and may be obtained at no additional charge by calling collect 302-791-2595.

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY
AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

The Investment Company Act of 1940, as amended (the "Investment Company Act"), requires that the Board of Managers (the "Board") of Promark Absolute Return Strategies Fund, LLC (the "Company"), formerly known as GMAM Absolute Return Strategies Fund, LLC , including a majority of the members of the Board who are not affiliated with the Company's investment adviser ("Independent Managers") voting separately, annually approve the Investment Advisory Agreement (the "Advisory Agreement") between the Company, on behalf of its series, Promark Absolute Return Strategy Fund I ("Fund I"), formerly known as GMAM Absolute Return Strategy Fund I, and Promark Investment Advisors, Inc. (the "Advisor"), formerly known as General Motors Investment Management Corporation, as investment adviser.

At an in-person meeting held on November 24, 2008, the Board, including a majority of Independent Managers, considered and approved the continuation of the Advisory Agreement. In their consideration of the Advisory Agreement, the Independent Managers had the opportunity to meet in executive session with legal counsel for the Company and Fund I without representatives of the Advisor present. In evaluating the Advisory Agreement, the Board considered the information and materials furnished by the Advisor in advance of the meeting, as described below.

In considering the approval of the continuation of the Advisory Agreement, the Board, including the Independent Managers, considered various factors, including but not limited to the factors enumerated below. The Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all encompassing of the matters considered by the Independent Managers. Among the factors considered by the Board in approving the continuation of the Advisory Agreement were the following:

NATURE, EXTENT AND QUALITY OF SERVICES - The Board considered the nature, extent and quality of the services provided by the Advisor. The Board received detailed information from the Advisor concerning its organization and investment experience, the investment philosophy and investment process applied by the Advisor in managing Fund I, the educational background and experience of the investment professionals and other personnel who provide services under the Advisory Agreement, as well as the Advisor's senior management, compliance and risk controls, and the Advisor's financial position.

The  Board   concluded   that  the  Advisor's   investment   process,   research
capabilities, and philosophy were reasonably suited to Fund I, given Fund I's investment objective and policies, and that the human resources available were appropriate to fulfill effectively the duties of the Advisor under the Advisory Agreement. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, conversations and reports since Fund I's inception, the Advisor's dedication of time and enhancements of resources and senior investment professionals, as well as the organizational depth and stability. In assessing the information provided by the Advisor, the Board also took into consideration the benefits to members of Fund I of investing in a fund advised by an experienced institutional investment manager that focuses its investment management on institutional investors of the type that invest in Fund I. The Board also noted the Advisor's compliance policies and procedures, including the procedures used to determine the fair value of Fund I's investments. The Board also considered the Advisor's financial resources in light of recent events with respect to the Advisor's ultimate parent company, General Motors Corporation ("GM"), and GM's viability as a going concern, and concluded that the Advisor's financial resources were not considered to be

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY
AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF SERVICES (CONTINUED) - dependent upon its parent GM, and that the Advisor would be able to continue to meet any reasonably foreseeable obligations under the Advisory Agreement.

INVESTMENT PERFORMANCE OF THE FUND - In considering Fund I's performance, the Board requested and received from the Advisor a report which compared Fund I's performance to a group of relevant peer funds and benchmarks (LIBOR, the Citigroup Broad Investment Grade Index and the S&P 500 Index) as of September 30, 2008 for (i) the prior 3 months, (ii) the period from January 1, 2008 to September 30 2008, (iii) the prior 12 months, (iv) the prior 2 years, (v) the prior 3 years, and (vi) the period since December 1, 2002 (the date of performance inception of Fund I following the Company's registration under the 1940 Act). The Board considered whether Fund I's investment results were consistent with Fund I's investment objectives and compared the results to those of Fund I's peers and relevant benchmarks. The Board also noted that it reviews detailed information concerning Fund I's performance results, portfolio composition and investment strategies provided by the Advisor on a regular basis.

ADVISORY  FEE AND OTHER  EXPENSES  - The Board  also  considered  the  Advisor's advisory fees and other Fund I expenses. The Board compared the advisory fees and the total expense ratio for Fund I with various comparative data provided by the Advisor, including information on the relevant peer funds (including in particular information regarding management and incentive fees of other fund-of-funds), and found that the advisory fees paid by Fund I were reasonable and appropriate.

PROFITABILITY AND ECONOMIES OF SCALE - The Board also took into consideration the profitability of the Advisor with respect to Fund I management. The Board reviewed a profitability analysis report provided by the Advisor that detailed the actual results with respect to its management of Fund I, including its profit and profit margin, for the one-year period from October 1, 2007 through September 30, 2008, as well as the Advisor's expected profitability with respect to its advisory activities for Fund I for the period from October 1, 2008 through September 30, 2009, assuming various levels of investment by Fund I investors. The Board also noted that the Advisor may in its discretion or as required by applicable law reimburse or offset the fees paid with respect to a member of Fund I that has a separate advisory or other fiduciary relationship with the Advisor or its affiliates.

The Board also considered the effect of Fund I's growth and size on expenses and on the Advisor's profitability and reviewed whether Fund I's assets were approaching levels that would warrant consideration of the addition of breakpoints to Fund I's advisory fee schedule. The Board determined that the fee structure under the Advisory Agreement continues to be appropriate and that the addition of breakpoints is not warranted because of the nature, extent and quality of the services provided by the Advisor, Fund I's performance, and the competitive level of Fund I's advisory fees as compared to Fund I's peers.

In the executive session, without members of the Advisor present, the Independent Managers thoroughly reviewed and evaluated the factors to be considered in the approval of the continuation of the Advisory Agreement, including but not limited to: (1) the total compensation to be received by the Advisor; (2) the expenses incurred by the Advisor in performing its services under the Advisory Agreement; (3) the profitability of the Advisor with respect to Fund I management; (4) the total cost to Fund I of the Advisor's services in advising Fund I, including Fund I's expense ratio; (5) any

PROMARK ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC)

APPROVAL BY THE BOARD OF MANAGERS OF THE INVESTMENT ADVISORY
AGREEMENT (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

PROFITABILITY AND ECONOMIES OF SCALE (CONTINUED) - (co potential economies of scale and any corresponding possible reduction in fees paid to the Advisor; (6) competitive prices for comparable services by third parties; (7) the past performance of Fund I; and (8) the Advisor's investment, due diligence and compliance process in selecting and monitoring the investment funds in which Fund I invests and the financial conditions of their advisers. The Independent Managers expressed their satisfaction with the information provided at the Board meeting and at prior Board meetings. In addition, the Independent Managers stated that they had received sufficient information to consider and approve the renewal of the Advisory Agreement.

CONCLUSION - Based on their consideration of all factors that the Board deemed material, including but not limited to the foregoing factors, the Board, including the Independent Managers, determined that the terms and conditions of the Advisory Agreement and the compensation to the Advisor thereunder are fair and reasonable, and approved the continuation of the Advisory Agreement for an additional one-year period.

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Charles A. Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $93,000 for 2008 and $163,200 for 2009.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2009.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $40,000 for 2008 and $48,000 for 2009.

     Tax  fees  represent  tax  advice  and  compliance   services  provided  in
     connection with the review of the Registrant's tax returns.


All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2009.



  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC ("FUND")(1)

                      PRE-APPROVAL POLICIES AND PROCEDURES

                    AS ADOPTED BY THE FUND'S AUDIT COMMITTEE

                        (amended as of February 28, 2008)



         The Sarbanes-Oxley Act of 2002 ("Act")(2) and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules")(3) require that the Fund's Audit Committee pre-approve all audit services (as described in Appendix A to these Policies and Procedures) and non-audit services provided to the Fund by its independent accountant ("Auditor"), as well as all non-audit services provided by the Auditor to the Fund's investment adviser ("Adviser") and to affiliates of Adviser that provide ongoing services to the Fund ("Service Affiliates") if such services directly impact the Fund's operations and financial reporting.

         The Auditor may not provide prohibited non-audit services to the Fund or its Service Affiliates. Prohibited non-audit services are described in Appendix B to these Policies and Procedures. The Fund's Service Affiliates are listed on Schedule 1 to these Policies and Procedures.

         The following policies and procedures govern the ways in which the Audit Committee must pre-approve audit and various categories of permitted non-audit services that the Auditor may provide to the Fund and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates (except in the limited circumstances provided above, in which case they do apply), nor do they apply to services that an audit firm other than the Auditor provides to such entities.

         These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Fund may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.       GENERAL

         1. The Audit Committee must pre-approve all audit services and permitted non-audit services that the Auditor provides to the Fund.

         2. The Audit Committee must pre-approve any engagement of the Auditor to provide permitted non-audit services to any Service Affiliate during the period of



----------
(1)  Formerly known as GMAM Absolute Return Strategies Fund, LLC
(2)  Pub. L. 107-204, 116 Stat. 745 (2002).
(3)  Sec. Act Rel. No. 8183 (Mar. 20, 2003).

                  the Auditor's engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund's operations and financial reporting.

B.       PRE-APPROVAL OF AUDIT SERVICES TO THE FUND

         1. The Audit Committee shall pre-approve the engagement of an auditor to certify the Fund's financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as defined in Section D below). In approving the Engagement, the Audit Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Audit Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Audit Committee also shall consider the Auditor's proposed fees for the engagement, in light of the scope and nature of the audit services that the Fund will receive.

         2. The Audit Committee shall report to the Board of Managers of the Fund (the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

         3. The Engagement shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Fund's board who are not interested persons of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of
                  1940) ("Independent Managers").

C. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - BY TYPES OR CATEGORIES OF SERVICES

         1. The Audit Committee may pre-approve types of permitted non-audit services to the Fund and its Service Affiliates pursuant to this Section C. In connection with such pre-approval, the Audit Committee may set such limits on fees and other conditions as it believes to be appropriate.

         2. The Audit Committee, after appropriate consideration of such information as it deems relevant, may pre-approve a non-audit service that is not a prohibited service (see Appendix B) if it specifically finds that the provision of such service is consistent with, and will not impair, the ongoing independence of the Auditor.

         3. Annually, at such time as the Audit Committee considers the Engagement of the Auditor, management of the Fund, in consultation with the Auditor, shall provide to the Audit Committee, for its consideration and action, the following:
                  (a) a list of those types of non-audit services, if any, that the Fund may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Fund's operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year. A non-exclusive list of permissible non-audit services is provided in Appendix C to these Policies and Procedures.

         4. The lists submitted to the Audit Committee as described above shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees where possible and such other information as the Audit Committee may request.

         5. The Audit Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Fund to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year, subject to any conditions or limitations set by the Audit Committee.

         6. The Fund's management will distribute a list of the types of non-audit services pre-approved by the Audit Committee pursuant to this Section C to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Audit Committee those non-audit services that have been or are being provided pursuant to this Section C.

D. PRE-APPROVAL OF PERMITTED NON-AUDIT SERVICES TO THE FUND AND TO SERVICE AFFILIATES - PROJECT-BY-PROJECT BASIS

         1. The Audit Committee also may pre-approve permitted non-audit services on a project by project basis pursuant to this Section D.

         2. Management of the Fund, in consultation with the Auditor, may submit either to the Audit Committee or to the Designated Member, as defined below, for its consideration and action, a pre-approval request identifying one or more non-audit service projects, as well as any material changes proposed in a service that has been pre-approved (including a discussion of the reason for such change). The request so submitted shall describe the project or projects in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Audit Committee or Designated Member shall request.

         3. The Audit Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Audit Committee's behalf, (i) any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee or (ii) any proposed material changes to the nature or costs of a non-audit service previously approved. The Fund's management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

         4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

                  (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Fund or to a Service Affiliate; or

                  (b) refer such matter to the full Audit Committee for its consideration and action.

                  In considering any requested non-audit services or proposed material change in such services, the Designated Member shall take into account any restrictions placed by the Audit Committee on his or her pre-approval authority.

         5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit service or proposed material change in service pursuant to this Section D shall constitute authorization for the management of the Fund or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Audit Committee not later than at its next scheduled meeting. If the Designated Member does not or may not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Audit Committee for its consideration and action.

E.       AMENDMENT; ANNUAL REVIEW

         1. The Audit Committee may take appropriate action to amend these Policies and Procedures from time to time.

         2. These Policies and Procedures shall be reviewed annually by the Audit Committee.

F.       RECORDKEEPING

         1. The Fund shall maintain a written record of all decisions made by the Audit Committee or by a Designated Member pursuant to these Policies and Procedures, together with appropriate supporting material.

         2. In connection with the approval of any non-audit service pursuant to the DE MINIMIS exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rule, have been satisfied.

         3. A copy of these Policies and Procedures and of any amendments to these Policies and Procedures shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraph 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

G.       ENTIRE DOCUMENT

         1. The Schedules and Appendices attached hereto form a part of these Policies and Procedures, and taken together these Policies and Procedures and such Schedules and Appendices constitute one and the same document.



                  PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC

               SCHEDULE 1 TO PRE-APPROVAL POLICIES AND PROCEDURES

                         SERVICE AFFILIATES OF THE FUND
                         ------------------------------

                            (AS OF FEBRUARY 28, 2008)



         1. Promark Investment Advisors, Inc. (formerly, General Motors Investment Management Corporation)


         2.       Promark Trust Bank, N.A. (formerly, General Motors Trust Bank,
                  N.A.)

                  PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC

               APPENDIX A TO PRE-APPROVAL POLICIES AND PROCEDURES

                                 AUDIT SERVICES
                                 --------------

         For purposes of these Procedures, "audit services" provided to the Fund include the following:

         1. Annual audit of the Fund's financial statements and other reviews, as necessary.

         2. Other procedures, including review of tax provisions, that need to be performed by the Auditor in order to provide an opinion on the Fund's financial statements, including tests performed to evaluate the Fund's internal control systems, information systems and procedures.

         3. Preparation of the Auditor's report on the Fund's internal controls for financial reporting, and related procedures.

         4. Services that generally only the Auditor can provide, such as consents, comfort letters, assistance with and review of documents filed with the SEC, and statutory audits.

                  PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC

               APPENDIX B TO PRE-APPROVAL POLICIES AND PROCEDURES

                               PROHIBITED SERVICES
                               -------------------

         In considering whether to pre-approve a service, the Audit Committee should be aware that the Auditor is prohibited from providing certain services to any "Investment Company Complex Entity", subject to limited exceptions noted below. "Investment Company Complex Entities" include:

         1.       The Fund and its investment adviser;

         2. Any entity controlled by or controlling the Fund's investment adviser, and any entity under common control with the Fund's investment adviser if such entity (a) is an investment adviser, or (b) is in the business of providing administrative, custodian, underwriting, or transfer agent services to any investment company or investment adviser; and

         3. Any investment company (including entities that would be investment companies but for the exclusions provided by
                  Section 3(c) of the Investment Company Act of 1940) advised by the Fund's investment manager or investment adviser or by another entity specified in paragraph 2 above.

         NOTE: The term "investment adviser" for this purpose does not include a sub-adviser whose role is primarily portfolio management and that is subcontracted with or overseen by another investment adviser.



The Fund's "Investment Company Complex Entities" consist of:



         a.       Promark Absolute Return Strategies Fund, LLC
         b.       Promark Investment Advisors, Inc.
         c.       Promark Trust Bank, N.A.

         The following services MAY NOT be provided by the Fund's Auditor to an Investment Company Complex Entity, except as noted:



1. BOOKKEEPING OR OTHER SERVICES RELATED TO THE ACCOUNTING RECORDS OR FINANCIAL STATEMENTS OF AN INVESTMENT COMPANY COMPLEX ENTITY, INCLUDING:

         o Maintaining or preparing the accounting records for an Investment Company Complex Entity;

         o Preparing an Investment Company Complex Entity's financial statements that are filed with the SEC, or that form the basis for such financial statements; or

         o Preparing or originating source data underlying an Investment Company Complex Entity's financial statements.

2.  FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION, INCLUDING:

         o Directly or indirectly operating, or supervising the operation of, an Investment Company Complex Entity's information system or managing an Investment Company Complex Entity's local area network.

         o Designing or implementing a hardware or software system that aggregates source data underlying the financial statements or generates information that is significant to an Investment Company Complex Entity's financial statements or other financial information systems taken as a whole.

3. APPRAISAL OR VALUATION SERVICES, FAIRNESS OPINIONS, OR CONTRIBUTION-IN-KIND REPORTS.

4. ACTUARIAL SERVICES. This category includes any actuarially-oriented advisory service involving the determination of amounts recorded in an Investment Company Complex Entity's financial statements and related accounts. This prohibition does not apply to providing assistance to an Investment Company Complex Entity in understanding the methods, models, assumptions, and inputs used in computing an amount.

5. INTERNAL AUDIT OUTSOURCING SERVICES. This category includes any internal audit service for an Investment Company Complex Entity that has been outsourced by the Investment Company Complex Entity that relates to the Investment Company Complex Entity's internal accounting controls, financial systems, or financial statements.

         EXCEPTION: The foregoing services 1-5 may be provided if the Audit Committee reasonably concludes that the results of these services will not be subject to audit procedures during an audit of an Investment Company Complex Entity's financial statements.

6. MANAGEMENT FUNCTIONS. This category includes acting, temporarily or permanently, as a director, officer, or employee of an Investment Company Complex Entity, or performing any decision-making, supervisory, or ongoing monitoring function for an Investment Company Complex Entity.

7.  HUMAN RESOURCES. Services in this category are:

         o searching for or seeking out prospective candidates for managerial, executive, or director positions;

         o engaging in psychological testing, or other formal testing or evaluation programs;

         o undertaking reference checks of prospective candidates for an executive or director position;

         o acting as a negotiator on behalf of an Investment Company Complex Entity, such as determining position, status or title, compensation, fringe benefits, or other conditions of employment; or

         o recommending, or advising an Investment Company Complex Entity to hire, a specific candidate for a specific job (except that the Fund's Auditor may, upon request by an Investment Company Complex Entity, interview candidates and advise the Investment Company Complex Entity on the candidate's competence for financial accounting, administrative, or control positions).

8. BROKER-DEALER, INVESTMENT ADVISER, OR INVESTMENT BANKING SERVICES. Services in this category include:

         o acting as a broker-dealer (registered or unregistered), promoter, or underwriter, on behalf of an Investment Company Complex Entity;

         o making investment decisions on behalf of an Investment Company Complex Entity, or otherwise having discretionary authority over an audit client's investments;

         o executing a transaction to buy or sell an audit client's investment; or

         o having custody of assets of an Investment Company Complex Entity, such as taking temporary possession of securities purchased by an Investment Company Complex Entity.

9. LEGAL SERVICES. A prohibited legal service is any service to an Investment Company Complex Entity that, under circumstances in which the service is provided, could be provided only by someone licensed, admitted, or otherwise qualified to practice law in the jurisdiction in which the service is provided.

10. EXPERT SERVICES UNRELATED TO THE AUDIT. This category includes providing an expert opinion or other expert service for an Investment Company Complex Entity, or an Investment Company Complex Entity's legal representative, for the purpose of advocating an Investment Company Complex Entity's interests in litigation or in a regulatory or administrative proceeding or investigation. This prohibition is not applicable to cases in which the Fund's independent accountant provides a factual account, including testimony, of work performed, or explains the positions taken or conclusions reached during the performance of any services provided by the accountant to an Investment Company Complex Entity.

                  PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC

               APPENDIX C TO PRE-APPROVAL POLICIES AND PROCEDURES

                               NON-AUDIT SERVICES
                               ------------------

         For purposes of these Policies and Procedures, the following services are permissible "non-audit services." If the services are (i) not prohibited services, and (ii) to be provided to a Service Affiliate and the engagement relates directly to the operations and financial reporting of the Fund, these services are subject to the pre-approval requirements of these Policies and Procedures.



         1. AUDIT-RELATED SERVICES (traditionally performed by the firm engaged as Auditor)

            o  Audit of an employee benefit plan.

            o  Due diligence procedures related to mergers and acquisitions.

            o  Review of internal controls.

            o Consultations concerning financial accounting and reporting standards.

         2. TAX SERVICES

            o  Tax compliance services, including preparation of tax returns.

            o  Tax planning and advice.

         3. OTHER NON-AUDIT SERVICES

            o  Advisory and consultation services.

            o  Other non-audit services not listed above.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

               (b) N/A

               (c) 100%

               (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.



     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

                                                  2009              2008
                                                  ----              ----

         Audit Related Fees                     $732,650          $712,358

         Tax Fees                               $800,000          $775,000

         All Other Fees                         $0                $0

         Total Non-Audit Fees                   $1,532,650        $1,487,358


     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.



The Proxy Voting Policies are set forth below.

            PROMARK ABSOLUTE RETURN STRATEGIES FUND, LLC (THE "FUND")

                      PROXY VOTING POLICIES AND PROCEDURES
                      ------------------------------------

The Fund is responsible for voting proxies on securities held in its portfolio ("portfolio securities"). For purposes of these Proxy Voting Policies and Procedures, the term "proxy" includes shareholder consents received from unregistered investment companies in which the Fund invests ("Investment Funds"). If the Fund does receive a proxy, except as noted below, the decision regarding how to vote such proxy shall be made by the portfolio manager(s) of the Fund's investment adviser and sub-adviser, if any, (collectively "Investment Adviser(s)") responsible for the Fund investment that is the subject of the proxy. In deciding how to vote proxies, the portfolio manager is required to comply with these policies and procedures.

GENERAL PRINCIPLE
-----------------

The Fund considers the proxy vote to be an asset of the Fund. Accordingly, all proxies must be voted solely in the best interests of the Fund and its members ("Members"). It is the portfolio manager's responsibility to review each proxy and the related materials and to determine what vote represents the Fund's and its Members' best interests. Although the portfolio manager may, and, to the extent possible, should, utilize both internal and external research and resources, information, and/or services to assist him or her in understanding and analyzing a specific proxy issue, the portfolio manager is solely responsible for voting each proxy that he or she receives in a timely manner and for the exclusive purpose of providing benefits to the Fund and its Members. In this regard, and subject to the specific guidelines set forth below, the portfolio manager generally will seek to enhance the value of the Fund's portfolio by voting each proxy in a manner that is designed to maximize the value of the Fund's investment. A portfolio manager shall evaluate all proxy proposals on an individual basis. Subject to any applicable contractual obligations, there may be times when a portfolio manager determines that refraining from voting a proxy is in the Fund's best interest, such as when such portfolio manager determines that the cost of voting a proxy exceeds the expected benefit to the Fund.

SPECIFIC GUIDELINES
-------------------

The portfolio manager will evaluate each proxy in light of the Fund's and its Members' best interests. With respect to certain proxy voting questions, the Fund's interests generally will be best served by voting in the following manner.

In the absence of specific detrimental information, the portfolio manager will generally vote for:

o    Proposed managers or directors, if unopposed.
o    The annual election of managers or directors.
o    Company management's recommendation of independent auditor.
o    Stock incentive plans for employees, directors, or managers.
o Management requests for authorization to increase the number of authorized common shares and/or for stock splits.

In the absence of specific detrimental information, the portfolio manager will generally vote against:

o    Compensation packages deemed to be excessive.
o Shareholder proposals requiring preemptive rights because such rights generally are too confining.
o Shareholder proposals creating staff costs to serve a narrow interest, such as:
     -   reporting on management's prior government service;
     - disclosure of executive officer compensation beyond what is required by the SEC; or
     -   environmental reports beyond those required by law.

MATERIAL CONFLICTS OF INTEREST
------------------------------

The above proxy voting principles and guidelines are designed to ensure that proxies are properly voted. Additionally, with regard to the voting of proxies by the Fund, material conflicts of interest must be avoided. Because the Fund invests most of its assets in Investment Funds and is not affiliated with any investment bank, it is highly unlikely that any specific proxy will result in a material conflict of interest between the Fund, the Fund's Investment Adviser(s) or an affiliated person of such person (an "Affiliated Person") and any Member. In the unlikely event that (i) a specific proxy is not addressed by any of the guidelines above and (ii) the Investment Adviser(s) or its Affiliated Person has a material conflict or is aware of a potential material conflict in connection with a proxy vote, the portfolio manager may not vote the proxy. Instead, a decision regarding the voting of such proxy will be made by the managers of the Fund who are not "interested persons" of the Fund, as that term is defined in the Investment Company Act of 1940.

Personnel of the Investment Adviser(s) are under an obligation (i) to be aware of the potential for conflicts of interest in voting proxies on behalf of the Fund both as a result of an employee's personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser(s)' business; and (ii) to bring conflicts of interest of which they become aware to the attention of the General Counsel of such Investment Adviser or his or her designee. A conflict of interest arises when the existence of a personal or business relationship on the part of the Investment Adviser(s) or one of its employees might influence, or appear to influence, the manner in which the portfolio manager decides to vote a proxy. An example of a personal relationship that creates a potential conflict of interest would be a situation in which an employee of the Investment Adviser(s) has a spouse or other close relative who serves as a senior executive of a company. An example of a business relationship that creates a potential conflict of interest would be a situation in which a company or its senior executives are clients of the Investment Adviser(s).

RECORDKEEPING
-------------

The Fund will maintain (i) a copy of these Proxy Voting Policies and Procedures;
(ii) a record of any proxy statements or shareholder consents received by the Fund in connection with portfolio securities if not readily available through a third party service provider or through the Security and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system; (iii) a record of all proxy votes cast or shareholder consents executed in connection with portfolio securities; (iv) a record of all written Member requests for proxy voting information and the Fund's written response to any such Member requests (regardless of whether the Member request was written or oral); and (v) copies of all communications received and any other internal documents created that are material to the proxy voting or shareholder consent execution decision or that memorialize the basis for any such decision. These records will be maintained in an easily accessible place for a period of five years. The Fund is permitted to use a third party service provider to maintain proxy statements and proxy votes cast if the provider undertakes to provide copies of the records promptly to the Fund upon request. In addition, each Investment Adviser will maintain all proxy voting records that it is required to maintain under applicable law.

OTHER POLICIES
--------------

Investment Advisers may from time to time adopt their own proxy voting policies and procedures relating to the voting of proxies with respect to securities held in client accounts. Such policies and procedures shall not apply to the voting of proxies with respect to securities held by the Fund.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         As of the date of this filing, John S. Stevens is Managing Director - Absolute Return Strategies and Portfolio Manager of the Fund. Mr. Stevens had been a Co-Portfolio Manager of the Fund since March 18, 2003, and became sole Portfolio Manager in April 2005. In addition, Mr. Stevens oversees the Adviser's Global Tactical Asset Allocation (GTAA) Program. He also has extensive experience as a Portfolio Manager within the Adviser's Global Fixed Income Group. Mr. Stevens has been employed by the Adviser since 1997.

(a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER  ACCOUNTS  MANAGED BY PORTFOLIO  MANAGER(S)  OR  MANAGEMENT  TEAM
         MEMBER

         As of the date of this filing, the Promark Absolute Return Strategy Fund I is the only account for which the Portfolio Manager is primarily responsible for the day-to-day management. The Portfolio Manager, as the Managing Director of the Adviser's Absolute Return Strategies group, has oversight of other funds and other portfolio managers.


         POTENTIAL CONFLICTS OF INTERESTS

         GM ACCOUNTS

            General Motors and its affiliates (collectively, the "GM Affiliates"), including the Adviser, carry on substantial investment activities for their own accounts and for other investment funds and accounts including those of the GM Affiliates' employee benefit plans (collectively, the "GM Accounts"). The

         Fund has no interest in these activities. Certain employees of the Adviser engaged in the management of the Fund may also be employees of a GM Affiliate in addition to the Adviser and consequently may be engaged in substantial activities other than on behalf of the Fund and may have conflicts of interest in allocating their time and activity between the Fund and such other activities. The Adviser and its officers and employees will devote as much time to the affairs of the Fund as in their judgment is necessary and appropriate.

            The Adviser or another GM Affiliate may determine that an investment opportunity is appropriate for itself or a GM Account, but the Adviser may determine that it is not appropriate for the Fund. Situations also may arise in which GM Accounts make investments that would have been suitable for investment by the Fund but, for various reasons, were not pursued by, or made available to, the Fund. In addition, to the extent permitted by the 1940 Act, the Fund may invest alongside GM Accounts. The investment activities of the GM Affiliates and GM Accounts may disadvantage the Fund in certain situations, if among other reasons, such activities limit the Fund's ability to invest in or dispose of a particular investment.

            The GM Accounts and GM Affiliates may have an interest in an account managed by, or enter into relationships with, an Investment Manager or its affiliates on terms different from those applicable to the Fund.

            The GM Accounts, GM Affiliates and their respective officers, directors, partners, members or employees may have business relationships with the issuers of securities that are held by the Investment Funds or by the Fund. They may also own the securities of these issuers or hold a seat on the board of directors of an issuer. Conflicts of interest may also arise in connection with investment in the Fund by GM Affiliates or by GM Accounts managed by the Adviser or another GM Affiliate. Such conflicts could arise, for example, with respect to the timing, structuring or terms of such investments or the disposition thereof.

         INVESTMENT MANAGERS

            An Investment Manager will not necessarily consider participation by the Fund or the relevant Investment Fund in all appropriate investment opportunities that are under consideration for investment by the Investment Manager for one or more accounts or entities managed by such Investment Managers or its affiliates (All Investment Funds and other accounts managed by the Investment Managers or their affiliates, excluding the Fund, are referred to collectively as the "Investment Manager Accounts") that pursue similar investment programs. In addition, there may be circumstances under which an Investment Manager will cause its Investment Manager Accounts to commit a larger or smaller percentage of their respective assets to an investment opportunity than the percentage that the Investment Manager will commit of the Fund's or the relevant Investment Fund's assets. As a result of these and other factors, the investment activities of the Fund or an Investment Fund, on the one hand, and Investment Manager Accounts, on the other, may differ considerably from time to time. In addition, the fees and expenses of an Investment Fund may differ from those of the Investment Manager Accounts and the Fund. Accordingly, prospective Members should note that the future performance of an Investment Manager's Investment Fund and its Investment Manager Accounts will vary.

            When an Investment Manager determines that it would be appropriate for the Fund or its respective Investment Fund and one or more of its Investment Manager Accounts to participate in an investment opportunity at the same time, the Investment Manager's decisions regarding the aggregation, placement and allocation of orders may be subjective, and the Fund or any Investment Fund may not participate, or participate to the same extent, as the Investment Manager Accounts in all trades.

            Situations may occur where the Fund could be disadvantaged because of the investment activities conducted by the Investment Manager for the Investment Manager Accounts. Such situations may be based on, among other things (i) legal restrictions on the combined size of positions that may be taken for the Fund, the Investment Funds and the Investment Manager Accounts, thereby limiting the size of the Fund's or an Investment Fund's position and (ii) the difficulty of liquidating an investment for the Fund, an Investment Fund and the Investment Manager Accounts where the market cannot absorb the sale of the combined positions. In addition, a Subadviser may be legally restricted under the 1940 Act from entering into certain joint transactions in which the Fund or an Investment Fund it has organized participates with affiliates of the Subadviser, including its Investment Manager Accounts, without first obtaining exemptive relief from the SEC.

            Each Investment Manager and its principals, officers, employees and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on behalf of the Fund or an Investment Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees and affiliates of an Investment Manager that are the same, different, or made at a different time than positions taken for the Fund.

            An Investment Manager and its affiliates may under certain circumstances buy securities or other property from, or sell securities or other property to, the Investment Fund it manages and an Investment Fund may effect principal transactions in securities with one or more Investment Manager Accounts. These transactions could be made in circumstances where the Investment Manager has determined it would be appropriate for the Investment Fund to purchase and an Investment Manager Account to sell, or the Investment Fund to sell and an Investment Manager Account to purchase, the same security or instrument on the same day. Other investment activities of the Investment Managers, or their affiliates, and the principals, partners, directors, officers or employees of the foregoing may give rise to additional conflicts of interest.

            The Company, the Adviser and their respective directors, officers and employees may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made by the Adviser on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees of the Company and the Adviser that are the same, different, or made at a different time than positions taken for the Fund. In order to mitigate the possibility that the Fund will be adversely affected by this personal trading, both the Company and the Adviser have advised that they have adopted a separate code of ethics (collectively, the "Codes of Ethics"), in each case in compliance with Section 17(j) of the 1940 Act, that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

            GM Affiliates will not knowingly purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may engage in transactions with accounts that are affiliated with the Company solely because they are advised by a GM Affiliate or because they have common officers, directors or managing members. These transactions would be effected in circumstances where the Adviser has determined that it would be appropriate for the Fund to purchase and a GM Account to sell, or the Fund to sell and a GM Account to purchase, the same security or instrument on the same day. All such purchases and sales will be made pursuant to procedures adopted by the Company pursuant to Rule 17a-7 under the 1940 Act. Currently, there are no affiliated broker-dealers of General Motors that act as broker for the Fund or the Investment Funds in effecting securities transactions.

(a)(3)   COMPENSATION  STRUCTURE  OF PORTFOLIO  MANAGER(S)  OR  MANAGEMENT  TEAM
         MEMBERS

         As of March 31, 2009, for all service rendered to the Adviser, including his service as Portfolio Manager, Mr. Stevens receives compensation comprised of the following:

              1. A salary, with a potential adjustment interval of fifteen months, and such benefits as health and life insurance;

              2. A payment, if any, from an annual incentive plan (I.E., a bonus) which sets an annual target award and provides Mr. Stevens the opportunity to receive from 0 percent to 200 percent of this award. Approximately 75 percent of this award is based on quantitative factors including, among other factors, measuring the Fund's investment results against the U.S. 3 Month LIBOR Rate, while the balance is based on a qualitative assessment of Mr. Stevens's individual performance;

              3. A payment from a profit sharing plan based on the (1) overall profitability from Promark Investment Advisor's ("Promark") third party business as well as from Promark's third party business specifically related to its Absolute Return Strategy
                  (ARS) group and (2) asset returns on the GM pension plans over a rolling five year period;

              4. General Motors Corporation stock options, granted prior to January 2007, with a ten-year exercise window; and

              5. Participation in the General Motors company vehicle program, which includes use of a GM company vehicle and payment by GM of certain vehicle-related expenses.

(a)(4)   DISCLOSURE OF SECURITIES OWNERSHIP

         As of March 31, 2009, Mr. Stevens had no equity ownership in the Fund.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b))
         and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Promark Absolute Return Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       June 4, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and
                           Chief Executive Officer
                           (principal executive officer)

Date                       June 4, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Charles Preseau
                         -------------------------------------------------------
                           Charles Preseau, Treasurer
                           (principal financial officer)

Date                       June 4, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.